As filed with the Securities and Exchange Commission on June 11, 2015
Securities Act File No. 33-37458
Investment Company Act File No. 811-06199

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 75	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 76	[X]

(Check appropriate box or boxes.)

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (410) 837-3234

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and Address of Agent for Service)

With Copies to:

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, Kansas 66211

Approximate Date of Proposed Public Offering:    As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective:  (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b);
[X]	on June 29, 2015 (date) pursuant to paragraph (b);
[ ]	60 days after filing pursuant to paragraph (a)(1);
[ ]	on _______ (date) pursuant to paragraph (a)(1);
[ ]	75 days after filing pursuant to paragraph (a)(2); or
[ ]	on _______ (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: shares of beneficial interest.

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 29, 2015 as the new effective date for Post-Effective Amendment No. 71 to the Registration Statement filed on February 6, 2015 for The Brown Capital Management International Small Company Fund. This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 71 to the Registration Statement.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.     Exhibits

(a)(1)	Certificate of Trust.[6]

(a)(2)	Agreement and Declaration of Trust.[5]

(b)	By-laws.[5]

(c)	Agreement and certificates for shares are not issued. Provisions of the Declaration of Trust define the rights of holders of shares of the Registrant.

(d)
Investment Advisory Agreement between Brown Capital Management Mutual Funds and Brown Capital Management, LLC, as Advisor to The Brown Capital Management Mid-Cap Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management International Small Company Fund. (to be filed by amendment).

(e)(1)	Distribution Agreement with ALPS Distributors, Inc. and the Trust.[5]

(e)(2)	Amendment to the Distribution Agreement dated July 29, 2011.[5]

(e)(3)	Amended Appendix A to the Distribution Agreement relating to the Brown Capital Management International Small Company Fund (to be filed by amendment).

(f)	Not Applicable.

(g)(1)	Custodian Agreement between Brown Capital Management Mutual Funds and MUFG Union Bank, N.A.[6]

(g)(2)	Amended Schedule I to the Custody Agreement relating to The Brown Capital Management International Small Company Fund (to be filed by amendment).

(h)(1)	Transfer Agency and Services Agreement between the Trust and ALPS Fund Services, Inc.[5]

(h)(2)	Amendment to the Transfer Agency and Services Agreement dated July 29, 2011.[5]

(h)(3)
Expense Limitation Agreement between Brown Capital Management Mutual Funds and Brown Capital Management, LLC with respect to The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund and The Brown Capital Management International Small Company Fund. (to be filed by amendment).

(h)(4)	Administration, Bookkeeping, and Pricing Services Agreement between the Trust and ALPS Fund Services, Inc.[5]

(h)(5)	Amendment to the Administration, Bookkeeping, and Pricing Services Agreement dated August 4, 2011.[5]

(h)(6)	Amended Appendix A to the Bookkeeping, and Pricing Services Agreement with regard to The Brown Capital Management International Small Company Fund (to be filed by amendment).

(i)(1)	Opinion of Counsel, regarding the legality of the securities being registered with respect to The Brown Capital Management International Equity Fund.[3]

(i)(2)	Opinion of Counsel, regarding the legality of the securities being registered with respect to The Brown Capital Management Mid-Cap Fund.[4]

(i)(3)	Opinion of Counsel, regarding the legality of the securities being registered with respect to The Brown Capital Management Small Company Fund.[2]

(i)(4)	Opinion of Counsel, regarding the legality of the securities being registered with respect to The Brown Capital Management International Small Company Fund (to be filed by amendment).

(i)(4)	Consent of The Law Offices of John H. Lively & Associates, Inc., Counsel. (to be filed by amendment)

(i)(5)	Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc., Counsel.[5]

(j)	Consent of BBD, LLP, Independent Public Accountants. (to be filed by amendment)

(k)	Not applicable.

(l)	Initial Capital Agreement.[1]

(m)	Amended Plan of Distribution Pursuant to Rule 12b-1).[9]

(n)	Multiple Class Plan Pursuant to Rule 18f-3.[9]

(o)	Reserved.

(p)(1)	Amended and Restated Code of Ethics of Brown Capital Management Mutual Funds[7]

(p)(2)	Amended and Restated Code of Ethics for Brown Capital Management, LLC.[7]

(p)(3)	Code of Ethics for ALPS Distributors, Inc.[8]

(q)(1)	Power of Attorney for Keith A. Lee.[8]

(q)(2)	Power of Attorney for Cecil Flamer.[8]

(q)(3)	Power of Attorney for James H. Speed, Jr.[8]

(q)(4)	Power of Attorney for Louis G. Hutt, Jr.[8]

(q)(5)	Power of Attorney for Claude Z. Demby.[8]

1.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on October 29, 1990 (File No. 33-37458).
2.	Incorporated herein by reference to Registrant’s Form 24f-2 filing filed on May 29, 1997 (File No. 33-37458).
3.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 24, 1999 (File No. 33-37458).

4.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on July 29, 2003(File No. 33-37458).
5.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 1, 2011 (File No. 33-37458).
6.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on July 30, 2012 (File No. 33-37458).
7.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on July 29, 2013 (File No. 33-37458).
8.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 6, 2015 (File No. 33-37458).
9.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 (File No. 33-37458).

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with Brown Capital Management Mutual Funds (“Registrant”).

ITEM 30.	Indemnification

Reference is made to the Registrant’s Declaration of Trust. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and other Connections of the Investment Advisor

See the Prospectus section entitled “Management of the Funds – The Investment Advisor” and the Statements of Additional Information section entitled “Management and Other Service Providers” for the activities and affiliations of the officers and directors of the investment advisor. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the advisor is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Registrant’s advisor currently serves as advisor to numerous institutional and individual clients.

ITEM 32.	Principal Underwriter

(a)   ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Centaur Mutual Funds Trust, Centre Funds, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF TRUST, db-X Exchange-Traded Funds Inc., Centre Funds, ETFS Trust, EGA Emerging Global Shares Trust, EGA Frontier Diversified Core Fund, Financial Investors Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Lattice Strategies Trust, Laudus Trust, Laudus Institutional Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust III, Power Shares QQQ 100 Trust Series 1, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Russell Exchange Traded Funds Trust, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, Transparent Value Trust, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, and Wilmington Funds.

ALPS Distributors, Inc. is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ALPS Distributors, Inc. is located at 1290 Broadway, Suite 1100, Denver, CO 80203.

(a) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for Registrant, are as follows:

Name*	Position with Underwriter	Positions with Trust
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None

Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Asst. Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
Liza Orr	Vice President, Attorney	None
Taylor Ames	Vice President, PowerShares	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not applicable

ITEM 33.	Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follows: (i) records relating to the duties of the Registrant’s distributor, transfer agent and fund accounting agent are maintained by ALPS, 1290 Broadway, Suite 1100, Denver, CO 80203; and (ii) records relating to the Registrant’s custodian are maintained by Union Bank, N.A. at 350 California Street, 6th Floor, San Francisco, California 94104. Certain other books and records are maintained at the offices of the Registrant at 1201 N. Calvert Street, Baltimore, Maryland 21202.

ITEM 34.	Management Services

None.

ITEM 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended (“Investment Company Act”), Registrant certifies that it meets all the requirement for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 75 to Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore, and the State of Maryland on this 11th day of June, 2015.

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

By:	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 75 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Keith A. Lee		June 11, 2015	Trustee, President, and Principal Executive Officer

Keith A. Lee		Date

	*		Trustee, Chairman

James H. Speed, Jr.		Date

	*		Trustee

Louis G. Hutt, Jr.		Date

	*		Trustee, Chairman

Claude Z. Demby		Date

/s/ Cecil E. Flamer		June 11, 2015	Treasurer and Principal Financial Officer

Cecil E. Flamer		Date

* By:	/s/ Robert L. Young, III	Dated: June 11, 2015
Robert L. Young, III
Vice President and Attorney-in-Fact